Stock-Based Compensation - Additional Information (Detail)	6 Months Ended	12 Months Ended					12 Months Ended										3 Months Ended	12 Months Ended				12 Months Ended
	Jun. 30, 2012 CAD	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CAD	Dec. 31, 2011 CAD	Dec. 31, 2010 CAD	Dec. 31, 2012 Maximum During the first six months	Dec. 31, 2012 TSARs CAD	Dec. 31, 2011 TSARs CAD	Dec. 31, 2010 TSARs CAD	Dec. 31, 2012 TSARs Minimum	Dec. 31, 2012 TSARs Maximum	Dec. 31, 2012 Unvested Options	Dec. 31, 2012 Performance Stock Option Granted Prior to 2007	Dec. 31, 2012 Regular and Performance stock options CAD	Dec. 31, 2011 Regular and Performance stock options CAD	Dec. 31, 2010 Regular and Performance stock options CAD	Mar. 31, 2012 Performance Share Unit CAD	Dec. 31, 2012 Performance Share Unit CAD	Dec. 31, 2011 Performance Share Unit CAD	Dec. 31, 2010 Performance Share Unit CAD	Sep. 30, 2012 Performance Share Unit CAD	Dec. 31, 2012 Deferred Share Unit CAD	Dec. 31, 2011 Deferred Share Unit CAD	Dec. 31, 2010 Deferred Share Unit CAD	Dec. 31, 2012 Restricted Share Unit CAD	Dec. 31, 2011 Restricted Share Unit	Dec. 31, 2010 Restricted Share Unit	Dec. 31, 2012 Restricted Share Unit Maximum	Dec. 31, 2012 Restricted Share Unit Maximum Cash Settled Restricted Stock Units	Dec. 31, 2012 Employee Share Purchase Plan CAD	Dec. 31, 2011 Employee Share Purchase Plan CAD	Dec. 31, 2010 Employee Share Purchase Plan CAD
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Stock-based compensation expense			64,000,000	43,000,000	71,000,000		7,000,000	4,000,000	32,000,000									1,000,000	15,000,000	29,000,000		23,000,000	5,000,000	6,000,000	7,000,000					4,000,000	4,000,000	2,000,000
Recognition of revised vesting terms in the stock-based compensation plans	8,000,000
DSUs subject to immediate vesting	14,080
Other than options vesting period										12 months	48 months		48 months					3 years				48 months			3 years			36 months
Other than options expiry date							10 years						5 years 3 months 18 days
Cancellation of SARs								3,500,000
Adjustment to Additional Paid in Capital Reclassification of Fair Value of Recognized Liability								75,000,000
Adjustment to Additional Paid in Capital Recognition of Deferred Tax Asset								18,000,000
Weighted Average Fair Value of Unit Cancelled								23.75
Unvested options granted		1,471,746	1,471,746									4,000
Immediate vesting date		2012	2012
Company's closing stock price			100.90
Grant date Fair Value of options, issued			28,000,000	12,000,000	1,000,000
(Reduction) Increase in fair value of option		(2,000,000)
Expense for regular and performance stock options														24,000,000	15,000,000	2,000,000
Total unrecognized compensation related to DSUs														15,000,000				16,000,000				6,000,000
Expected to be recognized over a weighted-average period														2 years				3 years 2 months 12 days				7 months 6 days							1 year 6 months
Common shares available for granting of future options under stock option plans		2,728,685	2,728,685	3,459,831	1,048,531
Common shares, authorized		18,728,642	18,728,642	15,578,642	15,578,642
Units Issued																		479,372							113,408	64,470	151
Remaining Payout Amount																	24,000,000				31,000,000
Total PSU payout																	200.00%
Number Of Trading Days																	30 days
Fair value of other than option on grant date																		38,000,000	16,000,000	15,000,000
Matching no. of DSU's that may be granted to key employees to meet share ownership target when acquiring Common Shares and DSU's acquired						25.00%
Company granted DSUs																						167,435
Grant date fair value																						13,000,000			9,000,000
Unrecognized compensation recognized																									9,000,000
Period in which company's contribution are expensed																														1 year
Employer contribution to employee share purchase plan																														$1 for every $3 contributed by employees
Employer maximum contribution to employee share purchase plan																														6% of annual salary
Total number of shares purchased on behalf of participants																														445,951	630,480	618,272
Employer contributions			107,000,000	698,000,000	840,000,000																									4,000,000	4,000,000	3,000,000